GOING CONCERN (Details) $ / shares in Units, ¥ in Thousands		1 Months Ended	9 Months Ended
	Oct. 05, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	May 01, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Going Concern [Line Items]
Liabilities in excess of assets | ¥						¥ 217,124
Equity			$ 14,571,000		¥ 174,079	98,931	¥ 182,219		¥ 169,454	¥ 163,596	¥ 163,596	¥ 246,234	¥ 237,441	¥ 262,771
Cash and cash equivalents			12,677,000			86,072					157,600
Short term investments, available for sale			26,898,000			182,629					57,487
Short term investments, held to maturity			4,419,000			30,000					¥ 31,000
Net Cash Provided by (Used in) Operating Activities			$ 6,217,000	¥ 42,209	37,610
Bank of Huaxia
Going Concern [Line Items]
Remaining line of credit | ¥						20,000
Class A Ordinary Shares [Member]
Going Concern [Line Items]
Equity | ¥					¥ 729	731	¥ 731		¥ 730	¥ 730		¥ 729	¥ 729	¥ 728
Subsequent Event
Going Concern [Line Items]
Purchase price | $ / shares	$ 3.98
Net proceeds from the offering, after deducting the placement agent fees and other offering expenses | $	$ 5,250	$ 5,250,000
Subsequent Event | American Depository Shares
Going Concern [Line Items]
Shares issued (in shares)	1,507,538
Number of shares issued	1,507,538
Warrants to purchase shares of common stock	603,016
Subsequent Event | Class A Ordinary Shares [Member]
Going Concern [Line Items]
Shares issued (in shares)	3,015,076
Number of shares issued	3,015,076
Warrants to purchase shares of common stock	1,206,032
Consolidated variable interest entity without recourse [Member]
Going Concern [Line Items]
Cash and cash equivalents | ¥						¥ 60,014
Bay State College Inc
Going Concern [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								1.00%
Bay State College Inc | PPP loan
Going Concern [Line Items]
Loan amount obtained | $								$ 1,470,000